Financial Risk Management Objectives and Policies - Schedule of Asset Liability Ratios (Details) $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule of Asset Liability Ratios [Abstract]
Total assets		$ 130,189	$ 72,594
Total liabilities		$ 50,786	$ 313,887
Asset-liability ratio	[1]	2.56	0.23

[1]	The asset-liability ratio is calculated by dividing total assets by total liabilities.